Debt Termination of Interest Rate Swap Arrangements (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Notes 5% Due 2015 [Member]	Dec. 31, 2005 Senior Notes 5% Due 2015 [Member]	Dec. 31, 2012 Senior Notes 3.60% Due 2021 [Member]	Dec. 31, 2011 Senior Notes 3.60% Due 2021 [Member]
Debt Instrument [Line Items]
Cash received upon termination of interest rate swaps	$ 63.0
Debt Instrument, Term					10 years		10 years
Payments for Cash Flow Hedges							59.0
Net Gain (Loss) From Cash Flow Hedges, Net Of Tax		$ (32.9)	$ (36.2)		$ (2.0)		$ (37.0)
Description of Reclassification of Cash Flow Hedge Gain (Loss)				The unfavorable change in the fair value of the hedge upon termination was $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders’ equity and is being amortized to interest expense over the term of the debt through 2015.		The company paid $59 million at the termination of this agreement. The unfavorable change in the fair value of the hedge upon termination was $37 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders’ equity and is being amortized to interest expense over the term of the debt through 2021